Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 215.3	$ 495.1	$ 96.8	$ 0.1	$ 807.3
U.S Federal Government [Member]
Total	78.8	136.0	74.1		288.9
Government of Queensland [Member]
Total	2.4	221.3	17.7		241.4
Government of New South Wales [Member]
Total	3.4	$ 137.8	$ 5.0	$ 0.1	146.3
Government of Australia [Member]
Total	$ 130.7				$ 130.7